UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Point Bridge America First ETF
MAGA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Point Bridge America First ETF	$78	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MAGA ETF was most heavily weighted in the industrials, financials, and energy sectors, which played significant and positive roles in the Fund’s overall performance. The financial sector performed the best in the MAGA ETF, benefiting from sector-specific dynamics such as a higher interest rate environment. Companies within traditional energy sectors performed second-best in the MAGA ETF, partly due to global energy demand and supply constraints. The industrials sector—which was the third-best performer in the ETF—saw strength due to ongoing infrastructure projects, defense spending, and manufacturing resilience in response to global supply chain issues. Information technology was the largest detractor in Fund performance relative to the benchmark. The MAGA Fund’s strategy inherently leads to a large underweight in information technology where companies like Facebook and Apple reside. Due to their large market capitalizations these companies are significant weightings in the benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/06/2017)
Point Bridge America First ETF NAV	15.30	11.98	10.53
Point Bridge America First ETF Market	15.47	11.97	10.52
S&P 500 TR	24.56	15.05	14.34
Point Bridge America First Index/GOP Stock Tracker TR Index	16.26	12.83	11.37
Point Bridge America First ETF	PAGE 1	TSR_AR_26922A628

Visit https://www.investpolitically.com/investor-materials/for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$21,065,631
Number of Holdings	139
Net Advisory Fee	$142,442
Portfolio Turnover	26%
30-Day SEC Yield	1.49%
30-Day SEC Yield Unsubsidized	1.49%
Visit https://www.investpolitically.com/investor-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Financial	22.2%
Industrial	17.1%
Consumer, Cyclical	14.0%
Consumer, Non-cyclical	13.0%
Energy	11.3%
Utilities	11.2%
Basic Materials	6.2%
Technology	2.8%
Communications	1.7%
Cash & Other	0.5%

Top 10 Issuers	(%)
HEICO Corporation	1.6%
Lennar Corporation	1.4%
Vistra Corporation	0.9%
Charter Communications, Inc.	0.9%
Howmet Aerospace, Inc.	0.8%
Extra Space Storage, Inc.	0.8%
Amgen, Inc.	0.8%
Garmin, Ltd.	0.8%
FedEx Corporation	0.8%
Walmart, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.investpolitically.com/investor-materials/.
Point Bridge America First ETF is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Point Bridge Capital, LLC documents not be householded, please contact Point Bridge Capital, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Point Bridge Capital, LLC or your financial intermediary.
Point Bridge America First ETF	PAGE 2	TSR_AR_26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
(a) Audit Fees	$ 15,500	$ 15,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Point Bridge America First ETF (Ticker: MAGA)
Core Financial Statements
June 30, 2024

Point Bridge America First ETF
Schedule of Investments
June 30, 2024

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace/Defense - 3.1%
HEICO Corporation	742	$165,919
HEICO Corporation - Class A	911	161,721
Howmet Aerospace, Inc.	2,308	179,170
Lockheed Martin Corporation	332	155,077
		661,887
Agriculture - 0.8%
Altria Group, Inc.	3,534	160,974
Airlines - 1.5%
Delta Air Lines, Inc.	3,071	145,688
Southwest Airlines Company	5,672	162,276
		307,964
Banks - 5.1%
Bank of America Corporation	4,053	161,188
Fifth Third Bancorp	4,155	151,616
First Citizens BancShares, Inc. - Class A	87	146,474
Huntington Bancshares, Inc.	11,314	149,119
PNC Financial Services Group, Inc.	982	152,681
Regions Financial Corporation	7,812	156,553
Truist Financial Corporation	4,017	156,060
		1,073,691
Beverages - 1.4%
Keurig Dr Pepper, Inc.	4,546	151,837
Monster Beverage Corporation(a)	2,872	143,456
		295,293
Biotechnology - 0.8%
Amgen, Inc.	567	177,159
Building Materials - 2.6%
Builders FirstSource, Inc.(a)	817	113,081
CRH plc	1,951	146,286
Martin Marietta Materials, Inc.	252	136,533
Vulcan Materials Company	582	144,732
		540,632
Chemicals - 4.1%
Celanese Corporation	992	133,811
CF Industries Holdings, Inc.	1,898	140,680
Dow, Inc.	2,676	141,962
Ecolab, Inc.	693	164,934
LyondellBasell Industries NV - Class A	1,487	142,246
Westlake Corporation	1,025	148,440
		872,073
Commercial Services - 4.3%
Cintas Corporation	230	161,060
Equifax, Inc.	686	166,327
Global Payments, Inc.	1,230	118,941
Quanta Services, Inc.	586	148,897

	Shares	Value
Rollins, Inc.	3,414	$166,569
United Rentals, Inc.	220	142,281
		904,075
Distribution/Wholesale - 2.6%
Copart, Inc.(a)	2,751	148,994
Fastenal Company	2,250	141,390
Ferguson plc	718	139,041
Pool Corporation	413	126,927
		556,352
Diversified Financial Services - 6.7%
Apollo Global Management, Inc.	1,354	159,867
Blue Owl Capital, Inc.	8,082	143,456
Charles Schwab Corporation	2,044	150,622
Franklin Resources, Inc.	6,076	135,799
Interactive Brokers Group, Inc. - Class A	1,320	161,832
Intercontinental Exchange, Inc.	1,154	157,971
LPL Financial Holdings, Inc.	571	159,480
Rocket Companies, Inc. - Class A(a)	12,423	170,195
Synchrony Financial	3,432	161,956
		1,401,178
Electric - 9.7%
Ameren Corporation	2,081	147,980
American Electric Power Company, Inc.	1,798	157,756
CenterPoint Energy, Inc.	5,314	164,628
Constellation Energy Corporation	807	161,618
Dominion Energy, Inc.	3,039	148,911
Duke Energy Corporation	1,569	157,261
Entergy Corporation	1,439	153,973
Evergy, Inc.	2,966	157,109
Exelon Corporation	4,108	142,178
FirstEnergy Corporation	4,020	153,845
PPL Corporation	5,674	156,886
Southern Company	2,094	162,432
Vistra Corporation	2,108	181,246
		2,045,823
Electrical Components & Equipment - 1.4%
AMETEK, Inc.	863	143,871
Emerson Electric Company	1,382	152,241
		296,112
Electronics - 1.5%
Garmin, Ltd.	1,068	173,999
Hubbell, Inc.	373	136,324
		310,323
Food - 2.1%
Albertsons Cos., Inc. - Class A	7,616	150,416
Sysco Corporation	1,989	141,995
Tyson Foods, Inc. - Class A	2,505	143,135
		435,546

The accompanying notes are an integral part of these financial statements.

1

Point Bridge America First ETF
Schedule of Investments
June 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas - 0.7%
Atmos Energy Corporation	1,311	$152,928
Hand/Machine Tools - 0.6%
Stanley Black & Decker, Inc.	1,708	136,452
Healthcare-Products - 2.9%
Abbott Laboratories	1,425	148,072
Cooper Companies, Inc.	1,725	150,592
STERIS plc	751	164,875
Zimmer Biomet Holdings, Inc.	1,284	139,352
		602,891
Home Builders - 2.8%
DR Horton, Inc.	1,055	148,681
Lennar Corporation - Class A	993	148,821
Lennar Corporation - Class B	1,073	149,609
NVR, Inc.(a)	20	151,771
		598,882
Household Products/Wares - 0.7%
Kimberly-Clark Corporation	1,133	156,581
Insurance - 4.4%
Allstate Corporation	901	143,854
Berkshire Hathaway, Inc. - Class B(a)	378	153,770
Chubb, Ltd.	624	159,170
Cincinnati Financial Corporation	1,382	163,214
Travelers Companies, Inc.	712	144,778
W.R. Berkley Corporation	2,000	157,160
		921,946
Iron/Steel - 2.1%
Nucor Corporation	874	138,162
Reliance, Inc.	528	150,797
Steel Dynamics, Inc.	1,144	148,148
		437,107
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	443	147,563
Machinery-Diversified - 0.7%
Deere & Company	389	145,342
Media - 0.9%
Charter Communications, Inc. - Class A(a)	602	179,974
Miscellaneous Manufacturing - 1.4%
Carlisle Cos., Inc.	380	153,980
Parker-Hannifin Corporation	275	139,097
		293,077
Oil & Gas - 7.4%
ConocoPhillips	1,177	134,625
Coterra Energy, Inc.	5,419	144,525
Devon Energy Corporation	2,909	137,887

	Shares	Value
Diamondback Energy, Inc.	737	$147,540
EOG Resources, Inc.	1,120	140,974
Hess Corporation	935	137,931
Marathon Oil Corporation	5,469	156,796
Marathon Petroleum Corporation	766	132,886
Occidental Petroleum Corporation	2,241	141,250
Phillips 66	1,003	141,594
Valero Energy Corporation	916	143,592
		1,559,600
Packaging & Containers - 0.8%
Amcor plc	17,092	167,160
Pipelines - 3.9%
Cheniere Energy, Inc.	962	168,186
Kinder Morgan, Inc.	8,207	163,073
ONEOK, Inc.	1,874	152,825
Targa Resources Corporation	1,300	167,414
Williams Companies, Inc.	3,905	165,963
		817,461
Private Equity - 1.5%
Blackstone, Inc.	1,251	154,874
KKR & Company, Inc.	1,605	168,910
		323,784
Real Estate - 4.5%
Alexandria Real Estate Equities, Inc.	1,318	154,166
Extra Space Storage, Inc.	1,149	178,566
Invitation Homes, Inc.	4,416	158,490
Public Storage	595	171,152
VICI Properties, Inc.	5,386	154,255
Weyerhaeuser Company	4,938	140,190
		956,819
Retail - 7.1%
AutoZone, Inc.(a)	52	154,133
Dollar General Corporation	1,069	141,354
Dollar Tree, Inc.(a)	1,259	134,423
Genuine Parts Company	950	131,404
Home Depot, Inc.	457	157,318
Lowe's Companies, Inc.	667	147,047
O'Reilly Automotive, Inc.(a)	146	154,185
Tractor Supply Company	555	149,850
Walmart, Inc.	2,548	172,525
Yum! Brands, Inc.	1,081	143,189
		1,485,428
Software - 2.8%
Bentley Systems, Inc. - Class B	2,839	140,133
Paychex, Inc.	1,278	151,520
Roper Technologies, Inc.	291	164,025
Workday, Inc. - Class A(a)	610	136,371
		592,049
Telecommunications - 0.8%
Motorola Solutions, Inc.	442	170,634

The accompanying notes are an integral part of these financial statements.

2

Point Bridge America First ETF
Schedule of Investments
June 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - 4.3%
CSX Corporation	4,511	$150,893
FedEx Corporation	576	172,708
JB Hunt Transport Services, Inc.	946	151,360
Old Dominion Freight Line, Inc.	841	148,521
Union Pacific Corporation	631	142,770
United Parcel Service, Inc. - Class B	1,038	142,050
		908,302
Water - 0.8%
American Water Works Company, Inc.	1,269	163,904
TOTAL COMMON STOCKS (Cost $17,770,466)		20,956,966
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23%(b)	91,624	91,624
TOTAL SHORT-TERM INVESTMENTS (Cost $91,624)		91,624
TOTAL INVESTMENTS - 99.9% (Cost $17,862,090)		21,048,590
Other Assets in Excess of Liabilities - 0.1%		17,041
TOTAL NET ASSETS - 100.0%		$21,065,631

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Point Bridge America First ETF
Statement of Assets and Liabilities
June 30, 2024

ASSETS:
Investments, at value	$21,048,590
Dividends and interest receivable	28,683
Cash	801
Total assets	21,078,074
LIABILITIES:
Payable to adviser	12,443
Total liabilities	12,443
NET ASSETS	$21,065,631
NET ASSETS CONSISTS OF:
Paid-in capital	$20,260,554
Total distributable earnings	805,077
Total net assets	$21,065,631
Net asset value	$21,065,631
Shares issued and outstanding(a)	475,000
Net asset value per share	$44.35
COST:
Investments, at cost	$17,862,090

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Point Bridge America First ETF
Statement of Operations
For the Year Ended June 30, 2024

INVESTMENT INCOME:
Dividend income	$468,149
Less: Dividend withholding taxes	(85)
Interest income	2,338
Total investment income	470,402
EXPENSES:
Investment advisory fee	142,442
Total expenses	142,442
NET iNVESTMENT iNCOME	327,960
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(257,205)
In-kind redemptions	789,062
Net realized gain	531,857
Net change in unrealized appreciation on:
Investments	1,921,333
Net change in unrealized appreciation	1,921,333
Net realized and unrealized gain	2,453,190
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,781,150

The accompanying notes are an integral part of these financial statements.

5

Point Bridge America First ETF
Statements of Changes in Net Assets

	Year Ended June 30,
	2024	2023
OPERATIONS:
Net investment income	$327,960	$275,140
Net realized gain	531,857	1,041,368
Net change in unrealized appreciation	1,921,333	434,261
Net increase in net assets from operations	2,781,150	1,750,769
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(316,863)	(242,140)
Total distributions to shareholders	(316,863)	(242,140)
CAPITAL TRANSACTIONS:
Subscriptions	4,175,360	8,625,900
Redemptions	(4,141,337)	(6,790,538)
Net increase in net assets from capital transactions	34,023	1,835,362
Net increase in net assets	2,498,310	3,343,991
NET ASSETS:
Beginning of the year	18,567,321	15,223,330
End of the year	$21,065,631	$18,567,321
SHARES TRANSACTIONS
Subscriptions	100,000	225,000
Redemptions	(100,000)	(175,000)
Total increase in shares outstanding	—	50,000

The accompanying notes are an integral part of these financial statements.

6

Point Bridge America First ETF
Financial Highlights

	Year Ended June 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$39.09	$35.82	$36.22	$24.01	$27.39
INVESTMENTS OPERATIONS:
Net investment income(a)	0.69	0.60	0.52	0.47	0.48
Net realized and unrealized gain (loss) on investments(c)	5.24	3.18	(0.65)	12.51	(3.23)
Total from investment operations	5.93	3.78	(0.13)	12.98	(2.75)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.67)	(0.51)	(0.27)	(0.77)	(0.63)
Total distributions	(0.67)	(0.51)	(0.27)	(0.77)	(0.63)
Net asset value, end of year	$44.35	$39.09	$35.82	$36.22	$24.01
Total return	15.30%	10.57%	−0.41%	54.82%	−10.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$21,066	$18,567	$15,223	$12,679	$8,402
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	1.66%	1.59%	1.36%	1.54%	1.83%
Portfolio turnover rate(b)	26%	36%	47%	68%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Portfolio turnover rate excludes in-kind transactions.
(c)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

7

Point Bridge America First ETF
Notes to Financial Statements
June 30, 2024
NOTE 1 – ORGANIZATION
Point Bridge America First ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”). The Fund commenced operations on September 6, 2017.
The end of the reporting period for the Fund is June 30, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

Point Bridge America First ETF
Notes to Financial Statements
June 30, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,956,966	$—	$—	$20,956,966
Short-Term Investments	91,624	—	—	91,624
Total Investments in Securities	$21,048,590	$ —	$ —	$21,048,590

^	See Schedule of Investments for breakout of investments by industry group.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.

Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received.
Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year

9

Point Bridge America First ETF
Notes to Financial Statements
June 30, 2024(Continued)
for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for redemptions in-kind. During the fiscal year ended June 30, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(701,898)	$701,898

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

10

Point Bridge America First ETF
Notes to Financial Statements
June 30, 2024(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $5,114,154 and $5,829,774, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $4,146,849 and $3,438,228, respectively.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of June 30, 2024, were as follows:

Tax cost of investments	$18,263,741
Gross tax unrealized appreciation	$3,804,735
Gross tax unrealized depreciation	(1,019,886)
Net tax unrealized appreciation (depreciation)	2,784,849
Undistributed ordinary income	140,884
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(2,120,656)
Distributable earnings (accumulated deficit)	$805,077

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2024 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.
As of June 30, 2024, the Fund had a short-term capital loss carryforward of $462,944 and a long-term capital loss carryforward of $1,657,712. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2024 and June 30, 2023 was $316,863 and $242,140 of ordinary income, respectively.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous

11

Point Bridge America First ETF
Notes to Financial Statements
June 30, 2024(Continued)
Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

12

Point Bridge America First ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Point Bridge America First ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Point Bridge America First ETF (the “Fund”), a series of ETF Series Solutions, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 27, 2024

13

Point Bridge America First ETF
Federal Tax Information
(Unaudited)
For the fiscal year ended June 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was 100%.
For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2024 was 100%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0%.

14

Point Bridge America First ETF
Information About Portfolio Holdings
(Unaudited)
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.
Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.investpolitically.com. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

15

Point Bridge America First ETF
Information About Proxy Voting
(Unaudited)
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

16

Point Bridge America First ETF
Frequency Distribution of Premiums and Discounts
(Unaudited)
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.investpolitically.com.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/06/2024

* Print the name and title of each signing officer under his or her signature.